Net Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Net Earnings (Loss) Per Share [Abstract]
Shedule of shares and income (loss) used in the computation of net earnings (loss) per share
	Year ended December 31,
	2022	2021
Net income (loss)	(239,050)	22,130
Weighted average number of common shares outstanding - basic	207,776,000	157,652,000
The effect of dilutive potential common shares	—	11,740,000
Weighted average number of common shares outstanding - diluted	207,776,000	169,392,000
Basic (loss) earnings per share	(1.15)	0.14
Diluted (loss) earnings per share	(1.15)	0.13